N-4	Oct. 14, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	Oct. 14, 2025
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract.Effective on or about November 1, 2025, the name of each investment option, the name of the investment advisor, and the subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Delaware VIP Trust - Macquarie VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Delaware VIP Trust - Nomura VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Energy
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Energy
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Van Eck Associates Corporation

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Nationwide Advisory Retirement Income Annuity | DelawareVIPTrustNomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Nationwide Advisory Retirement Income Annuity | IvyVariableInsurancePortfoliosNomuraVIPEnergySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Nationwide Advisory Retirement Income Annuity | IvyVariableInsurancePortfoliosNomuraVIPMidCapGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Nationwide Advisory Retirement Income Annuity - New York
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract.Effective on or about November 1, 2025, the name of each investment option, the name of the investment advisor, and the subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Delaware VIP Trust - Macquarie VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Delaware VIP Trust - Nomura VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Ivy Variable Insurance Portfolios - Macquarie VIP Energy
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Energy
Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Van Eck Associates Corporation

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Subadvisor: Macquarie Investment Management Global Limited

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap
Growth Series: Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Nationwide Advisory Retirement Income Annuity - New York | DelawareVIPTrustNomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Nationwide Advisory Retirement Income Annuity - New York | IvyVariableInsurancePortfoliosNomuraVIPEnergySeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Nationwide Advisory Retirement Income Annuity - New York | IvyVariableInsurancePortfoliosNomuraVIPMidCapGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)